Fair Value Disclosures - Derivative Instruments not designated as hedging instruments - Balance Sheet Location (Table) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments not designated as hedging instruments
Warrant liability	$ 3,388	$ 282,375
Derivative Instruments not designated as hedging instruments
Derivative Instruments not designated as hedging instruments
Total derivatives	45,384	341,424
Current liabilities - Interest rate swaps | Derivative Instruments not designated as hedging instruments
Derivative Instruments not designated as hedging instruments
Interest rate swaps	42,479	63,185
Current assets - Interest rate swaps | Derivative Instruments not designated as hedging instruments
Derivative Instruments not designated as hedging instruments
Interest rate swaps	(483)	(4,136)
Long-term liabilities - Warrant liability | Derivative Instruments not designated as hedging instruments
Derivative Instruments not designated as hedging instruments
Warrant liability	$ 3,388	$ 282,375